Income Taxes (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011
Income Tax Disclosure [Line Items]
Unused built in losses available to offset future income expiration Period	2017
Valuation allowance	$ 200,048,000	$ 125,800,000	$ 202,322,000
Income tax refund receivable		75,000
Federal [Member]
Income Tax Disclosure [Line Items]
Operating loss carry forwards	243,800,000
Year in which net operating loss carry forwards begin to expire	2028
Unused built-in losses available to offset future income	42,100,000
State [Member]
Income Tax Disclosure [Line Items]
Operating loss carry forwards	508,300,000
Year in which net operating loss carry forwards begin to expire	2013
Unused built-in losses available to offset future income	$ 27,900,000